Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details) BRL in Millions														1 Months Ended												7 Months Ended	12 Months Ended							13 Months Ended	14 Months Ended	36 Months Ended
	Nov. 01, 2017	Aug. 04, 2017 COP	Jan. 10, 2017	Dec. 31, 2016 EUR (€)	Dec. 14, 2016 MHz_band	Aug. 30, 2016	May 19, 2016 PEN	Apr. 27, 2016	Jan. 01, 2015	May 08, 2014	Mar. 27, 2014 MHz_band	Jan. 25, 2014	May 16, 1994	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 COP	Feb. 29, 2016 city	Sep. 30, 2015 MHz_band	May 31, 2014 channel	Mar. 31, 2014	Dec. 31, 2013	Jul. 31, 2013	May 31, 2012 EUR (€)	Aug. 31, 2009	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 BRL GHz_spectrum_band megabyte_per_second MHz_band participant	Dec. 31, 2014 MHz_band	Dec. 31, 2019 EUR (€)	Jun. 15, 2017 EUR (€)	Dec. 31, 2019 megabyte_per_second	Dec. 31, 2017 BRL	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per SMS | €																																			€ 0.01
Limit for wholesale roaming caps per minute | €																																			€ 0.032
Limit for wholesale roaming caps per data services glide path per british pound | €																										€ 7.7
Period to transpose directive into national laws																																21 months
Period to identify operators of essential services																																6 months
Percentage of fines issued by the general data protection regulation								4.00%
Percentage of fines issued			4.00%
Frequency of band (MHz)					700
Wholesale price adopted (EUR per minute) | €																								€ 0.0109
Number of cities in competitive areas in wholesale broadband services | city																		66
Percentage of fixed annual provision of invoiced operating income																									0.90%
Percentage of gross revenue for open concessionaire companies																									3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services																									1.50%
Mobile termination rates expiration (EUR per minute) | €																€ 0.0166
Provisional decision for mobile termination rates expiration (EUR per minute) | €														€ 0.0107	€ 0.011
Fixed termination rates expiration (EUR per minute) | €				€ 0.0024
Provisional decision for fixed termination rates expiration (EUR per minute) | €				€ 0.0010
Percentage of spectrum license indoor coverage																																95.00%
Number of participants in pre-merger notification regime | participant																																1
Gross revenue, other participant pre-merger notification regime | BRL																																BRL 75
Maximum time length for merger review procedure																																240 days
Maximum period for radiofrequencies authorizations																																20 years
Auctioned radiofrequencies licenses (MHz)																																	700
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second																																10
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second																																34
Percentage of fixed termination fees operators without SMP																																20.00%
Percentage of foreign direct investment allowed																							100.00%
Period of extensible deadline for blackout analog																				5 years
Percentage of total population in service area																				85.00%
Number of regional channels | channel																				4
Percentage of increase in administrative fines						30.00%
Period of applicable tariffs for services provided																																5 years
Percentage of reduction of applicable tariffs for services provided										37.00%		76.40%
Additional period for license renewal											10 years
Symmetric termination rate (COP per minute) | COP																	COP 11.4
Symmetric termination rate (COP) | COP																	4,300,000
Established operators and a symmetric termination rate (COP per minute) | COP																	24.58
Established operators and a symmetric termination rate (COP) | COP																	COP 9,800,000
Period of established operators and a symmetric termination rate																5 years	5 years
Period of agreement to be in force													20 years
Period to provide nationwide fixed telecommunications service																						5 years
Fixed telephones to mobile networks (PEN per second) | PEN							PEN 0.0017
New MTRs that apply to Telefónica Del Perú and Claro (USD cents per minute)									330 days
Percentage of new MTRs that apply to Telefónica Del Perú and Claro									63.00%
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band																																6
Amount of established obligation for TMCH to provide wholesale service | GHz_spectrum_band																																2.6
Block of frequency at national level																			10
Forecast
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per data services glide path per british pound | €																											€ 2.5	€ 3	€ 3.5	€ 4.5	€ 6
Period of designation for provision of operator responsibility																																				3 years
Broadband data connection (Mbit per second) | megabyte_per_second																																				1
Provisional decision for mobile termination rates expiration (EUR per minute) | €																																		€ 0.0095
United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Percentage of spectrum license indoor coverage																																98.00%
Percentage of spectrum license in voice and text services																																90.00%
Amount of spectrum license																																800
Brazil
Disclosure of detailed information about service concession arrangements [line items]
Net value of reversible assets held														€ 2,209,000,000												€ 2,209,000,000											BRL 8,763
Region One
Disclosure of detailed information about service concession arrangements [line items]
Number of VU-M values (in Brazilian reals) applicable to Telefônica Brazil																																4.928%
Region Two
Disclosure of detailed information about service concession arrangements [line items]
Number of VU-M values (in Brazilian reals) applicable to Telefônica Brazil																																5.387%
Region Three
Disclosure of detailed information about service concession arrangements [line items]
Number of VU-M values (in Brazilian reals) applicable to Telefônica Brazil																																6.816%
Minimum
Disclosure of detailed information about service concession arrangements [line items]
Regulatory Operations, Amount of Spectrum License in Voice and Text Services																																900
Regulatory operations, license renewal											850
Period of agreement to be in force													5 years
Service concession for transmitting data granted																			713
Frequency of bands awarded																			768
Minimum | Forecast
Disclosure of detailed information about service concession arrangements [line items]
Percentage of decreasing bill between SMP and the non-SMP operators																														50.00%
Maximum
Disclosure of detailed information about service concession arrangements [line items]
Regulatory Operations, Amount of Spectrum License in Voice and Text Services																																1,800
Regulatory operations, license renewal											1,900
Period of agreement to be in force													20 years
Service concession for transmitting data granted																			748
Frequency of bands awarded																			803
Maximum | Forecast
Disclosure of detailed information about service concession arrangements [line items]
Percentage of decreasing bill between SMP and the non-SMP operators																															50.00%
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about service concession arrangements [line items]
Additional period for license renewal																					10 years
Percent of ownership interest in subsidiary																																67.50%
Proportion of ownership interests held by non-controlling interests																																32.50%
Arbitration Tribunal Order to Pay, Amount | COP		COP 1,651,012,000,000
Aggregate capital increase																																						€ 470,000,000	COP 1,651,012,000,000
Notice Period for Intention to File Claim	90 days